[Janus Letterhead]
December 13, 2013
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505
Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 194 and Amendment No. 177 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.
The Amendment is being filed for the purpose of establishing a new series of the Registrant, Janus Unconstrained Bond Fund, with the share classes noted below. The prospectuses and statement of additional information (“SAI”) included in Post-Effective Amendment No. 193, filed pursuant to 485(a)(2) on December 13, 2013, are not affected by and therefore not included in this Amendment. The following Red Herring prospectuses and SAI are included in this filing:
•	Janus Unconstrained Bond Fund — Red Herring Prospectuses (2)
o	Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, Class T Shares
o	Class D Shares
•	Janus Unconstrained Bond Fund — Red Herring SAI
o	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAI comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 28, 2013.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on February 28, 2014.

Please call me at (303) 336-4132 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Christine Scheel
Christine Scheel
Legal Counsel
Enclosures (via EDGAR and under separate cover)
cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Richard C. Noyes, Esq. Donna Brungardt